UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments One Freedom Valley Drive Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation 101 Federal Street Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2012

Date of reporting period: January 31, 2012

Item 1. Reports to Stockholders.

Adviser Managed Trust

Semi-Annual Report as of January 31, 2012

Tactical Offensive Equity Fund

Tactical Offensive Fixed Income Fund

Tactical Defensive Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.1%

Consumer Discretionary — 11.0%
Adidas (Germany)	31,376	$2,262
American Eagle Outfitters	7,200	101
ANN*	6,100	148
Apollo Group, Cl A*	6,700	351
Arcelik (Turkey)	6,994	30
Astra International (Indonesia)	11,500	101
AutoZone*	3,400	1,183
Bally Technologies*	4,300	182
Bed Bath & Beyond*	6,900	419
Berjaya Sports Toto (Malaysia)	8,700	12
Brown Shoe	9,200	87
Carnival (United Kingdom)	54,445	1,624
CBS, Cl B	12,400	353
Coach	49,400	3,461
Comcast, Cl A	98,400	2,532
DIRECTV, Cl A*	20,400	918
Dongfeng Motor Group, Cl H (Hong Kong)	88,000	164
DRB-Hicom (Malaysia)	93,400	87
Foot Locker	17,700	464
Ford Motor	28,300	351
Ford Otomotiv Sanayi (Turkey)	5,653	51
Fossil*	33,100	3,146
Genting Malaysia (Malaysia)	85,200	113
GOME Electrical Appliances Holding (Hong Kong)	282,000	67
Goodyear Tire & Rubber*	28,400	369
Great Wall Motor, Cl H (Hong Kong)	92,500	159
Grendene (Brazil)	4,300	21
GS Home Shopping (South Korea)	469	45
Halla Climate Control (South Korea)*	2,410	46
Helbor Empreendimentos (Brazil)	4,200	56
Hennes & Mauritz, Cl B (Sweden)	51,398	1,681
Hyundai Department Store (South Korea)*	71	12
Hyundai Motor (South Korea)	11,387	2,240
Iconix Brand Group*	7,100	131
Imperial Holdings (South Africa)	7,524	134

Description	Shares	Market Value ($ Thousands)

International Game Technology	52,200	$832
Interpublic Group of Companies	34,900	361
Kia Motors (South Korea)	2,110	127
Kingfisher (United Kingdom)	401,169	1,619
Lear	16,100	675
Lowe’s	30,900	829
LVMH Moet Hennessy Louis Vuitton (France)	14,036	2,271
Macy’s	38,000	1,280
Matthews International, Cl A	3,800	125
Media Prima (Malaysia)	12,300	11
Modine Manufacturing*	11,900	130
Newell Rubbermaid	24,400	451
News, Cl A	23,700	446
NIKE, Cl B	3,600	374
Parkson Holdings (Malaysia)	28,100	52
Pearson (United Kingdom)	63,773	1,181
Publicis Groupe (France)	28,923	1,456
Ross Stores	37,200	1,891
Swatch Group (Switzerland)	1,746	736
Tempur-Pedic International*	1,100	73
Tenneco*	3,800	122
Texas Roadhouse, Cl A	6,100	92
Time Warner	11,900	441
Time Warner Cable	5,200	383
Tofas Turk Otomobil Fabrikasi (Turkey)	12,195	52
Toyota Motor (Japan)	57,200	2,108
Turkiye Sise ve Cam Fabrikalari (Turkey)	70,676	146
UMW Holdings (Malaysia)	18,600	42
Viacom, Cl B	26,600	1,251
Walt Disney	18,100	704
Whirlpool	8,000	435
Woolworths Holdings (South Africa)	7,298	39
Wyndham Worldwide	13,300	529

		44,365

Consumer Staples — 9.8%
Arca Continental (Mexico)	2,500	12
Archer-Daniels-Midland	12,200	349
Astra Agro Lestari (Indonesia)	25,000	57
AVI (South Africa)	7,864	42
British American Tobacco (United Kingdom)	57,392	2,642
British American Tobacco Malaysia (Malaysia)	1,600	26
Central Garden and Pet, Cl A*	19,200	182
Charoen Pokphand Indonesia (Indonesia)	138,000	38
China Resources Enterprise (Hong Kong)	22,000	76
Cia Cervecerias Unidas ADR	600	38
Cia de Bebidas das Americas ADR	9,000	327
Clorox	7,300	501
Cosan Industria e Comercio (Brazil)	7,300	118
Costco Wholesale	35,500	2,921
CP ALL (Thailand)	47,400	90

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2012

Description	Shares	Market Value ($ Thousands)

CVS Caremark	61,900	$2,584
Daesang (South Korea)*	3,720	49
Energizer Holdings*	14,800	1,141
Fomento Economico Mexicano ADR	3,400	240
Gruma, Cl B (Mexico)*	19,000	42
IOI (Malaysia)	13,800	25
Japfa Comfeed Indonesia (Indonesia)	45,000	21
Kraft Foods, Cl A	10,300	395
Kroger	41,200	979
KT&G (South Korea)	2,762	193
Kuala Lumpur Kepong (Malaysia)	14,600	123
Kulim Malaysia (Malaysia)	21,600	31
Lianhua Supermarket Holdings, Cl H (Hong Kong)	26,000	34
Lorillard	5,800	623
Mead Johnson Nutrition, Cl A	38,500	2,852
Molson Coors Brewing, Cl B	25,100	1,076
Natura Cosmeticos (Brazil)	51,200	1,095
Nestle (Switzerland)	42,196	2,420
NongShim (South Korea)*	337	71
Perusahaan Perkebunan London Sumatra Indonesia (Indonesia)	255,000	69
Philip Morris International	5,000	374
Procter & Gamble	29,100	1,835
Ralcorp Holdings*	14,200	1,242
Reckitt Benckiser Group (United Kingdom)	46,155	2,459
SABMiller (United Kingdom)	36,945	1,404
Sampoerna Agro (Indonesia)	37,000	13
Siam Makro (Thailand)	1,500	12
Sysco	27,900	840
TESCO (United Kingdom)	470,164	2,371
Tradewinds Malaysia (Malaysia)	2,600	9
Tyson Foods, Cl A	18,300	341
Ulker Biskuvi Sanayi (Turkey)	11,210	34
Universal Robina (Philippines)	58,680	73
Wal-Mart de Mexico (Mexico)	532,400	1,648
Wal-Mart Stores	83,500	5,124

		39,261

Energy — 11.0%
BG Group (United Kingdom)	98,972	2,226
Canadian Natural Resources (Canada)	103,000	4,079
Cenovus Energy (Canada)	27,200	992
Chevron	49,400	5,092
China Petroleum & Chemical, Cl H (Hong Kong)	200,000	243
China Shenhua Energy, Cl H (Hong Kong)	37,500	165
Cimarex Energy	2,100	123
CNOOC (Hong Kong)	1,068,000	2,195
ConocoPhillips	54,300	3,704
Core Laboratories (Netherlands)	20,700	2,199
Devon Energy	22,600	1,442
Diamond Offshore Drilling	8,900	554

Description	Shares	Market Value ($ Thousands)

Energen	2,500	$120
Exxon Mobil	17,800	1,491
FMC Technologies*	56,500	2,888
Gazprom OAO ADR	36,205	436
Gulfmark Offshore, Cl A*	2,600	119
Halliburton	28,600	1,052
Helmerich & Payne	2,200	136
Hess	14,200	799
Indo Tambangraya Megah (Indonesia)	12,000	49
James River Coal*	5,600	35
Key Energy Services*	8,700	126
Lukoil OAO ADR	3,870	226
Marathon Oil	11,200	352
Murphy Oil	18,200	1,085
Occidental Petroleum	20,400	2,035
Patterson-UTI Energy	30,600	577
PetroChina, Cl H (Hong Kong)	178,000	260
Petroleo Brasileiro (Brazil)	8,300	128
Petronas Dagangan (Malaysia)	5,100	30
Polski Koncern Naftowy Orlen (Poland)	9,998	114
SapuraCrest Petroleum (Malaysia)	20,800	33
Sasol (South Africa)	3,533	181
Schlumberger	97,300	7,314
SK Innovation (South Korea)	479	73
Sunoco	9,700	372
Surgutneftegas ADR	7,968	74
Tatneft ADR	2,536	88
Tupras Turkiye Petrol Rafinerileri (Turkey)	5,154	118
Valero Energy	40,100	962

		44,287

Financials — 13.2%
ACE	12,600	877
Affin Holdings (Malaysia)	13,100	14
Aflac	11,300	545
Allianz (Germany)	13,496	1,485
Allstate	19,800	571
American Express	53,900	2,703
Ameriprise Financial	12,900	691
AMMB Holdings (Malaysia)	4,100	8
Arch Capital Group*	4,900	177
Assurant	12,100	479
Banco Bradesco ADR	3,600	64
Banco do Brasil (Brazil)	9,300	144
Banco Santander Chile ADR	1,000	81
Bangkok Bank (Thailand)	22,700	113
Bank Bukopin (Indonesia)	200,000	14
Bank Mandiri (Indonesia)	63,000	47
Bank of America	145,100	1,035
Bank of China, Cl H (Hong Kong)	605,000	260
Bank Rakyat Indonesia Persero (Indonesia)	60,500	46
Berkshire Hathaway, Cl B*	15,200	1,191
BlackRock, Cl A	7,500	1,365

2	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Description	Shares	Market Value ($ Thousands)

BM&FBovespa (Brazil)	124,200	$780
BS Financial Group (South Korea)*	8,020	91
Capital One Financial	7,300	334
CBRE Group, Cl A*	7,800	150
Charles Schwab	170,600	1,987
China Construction Bank, Cl H (Hong Kong)	392,000	314
China Life Insurance, Cl H (Hong Kong)	295,000	869
China Merchants Bank, Cl H (Hong Kong)	578,500	1,277
Chubb	10,200	688
Citigroup	38,900	1,195
Coronation Fund Managers (South Africa)	3,821	12
Credit Suisse Group (Switzerland)	60,678	1,576
Dai-ichi Life Insurance (Japan)	632	663
Daishin Securities (South Korea)	4,500	48
Discover Financial Services	16,900	459
Duke Realty‡	7,800	105
East West Bancorp	5,300	116
Essex Property Trust‡	800	115
Fifth Third Bancorp	34,000	442
FirstRand (South Africa)	34,898	101
Fountainhead Property Trust (South Africa)	12,229	11
Goldman Sachs Group	6,000	669
Hana Financial Group (South Korea)	2,420	83
Hong Kong Exchanges and Clearing (Hong Kong)	106,700	1,852
Hong Leong Financial Group (Malaysia)	8,700	34
Huntington Bancshares	61,600	352
Industrial & Commercial Bank of China, Cl H (Hong Kong)	1,730,000	1,211
Industrial Bank of Korea (South Korea)*	7,880	89
Investec (South Africa)	17,661	108
Janus Capital Group	17,400	137
JPMorgan Chase	82,800	3,088
Julius Baer Group (Switzerland)	23,622	961
KeyCorp	65,400	508
Kiatnakin Bank (Thailand)	6,500	7
Kilroy Realty‡	5,100	212
KLCC Property Holdings (Malaysia)	13,900	15
Komercni Banka (Czech Republic)	500	96
Korea Exchange Bank (South Korea)	8,880	63
Krung Thai Bank (Thailand)	211,900	105
LaSalle Hotel Properties‡	6,400	173
Liberty Holdings (South Africa)	7,139	78
Lincoln National	19,000	409
Macerich‡	3,800	206
Malayan Banking (Malaysia)	11,600	31
Malaysia Building Society (Malaysia)	19,900	14
MetLife	13,300	470
Mitsubishi UFJ Financial Group (Japan)	394,100	1,804
Morgan Stanley	23,800	444
Multi-Purpose Holdings (Malaysia)	40,700	38
PacWest Bancorp	8,700	185

Description	Shares	Market Value ($ Thousands)

Principal Financial Group	15,700	$429
Prosperity Bancshares	2,200	91
Prudential Financial	11,800	676
Public Storage‡	5,100	708
Regions Financial	73,000	381
Remgro (South Africa)	640	10
Renhe Commercial Holdings (Hong Kong)	444,000	53
RMB Holdings (South Africa)	20,107	75
Sanlam (South Africa)	37,813	146
Sberbank of Russia ADR	6,766	81
Shenzhen Investment (Hong Kong)	136,000	28
Shinhan Financial Group (South Korea)*	4,560	182
Signature Bank NY*	2,400	140
Simon Property Group‡	3,200	435
Sinolink Worldwide Holdings (Hong Kong)	216,000	18
Soho China (Hong Kong)	86,500	57
Standard Chartered (United Kingdom)	100,629	2,436
Sul America (Brazil)	7,800	79
Svenska Handelsbanken, Cl A (Sweden)	19,632	588
T Rowe Price Group	18,800	1,087
Tanger Factory Outlet Centers‡	5,700	168
Taubman Centers‡	11,200	751
Travelers	10,400	606
Turkiye Garanti Bankasi (Turkey)	239,327	867
US Bancorp	34,300	968
Wells Fargo	171,100	4,998
Wintrust Financial	5,300	162
Yuexiu Real Estate Investment (Hong Kong)‡	36,000	17

		52,922

Health Care — 12.1%
Aetna	39,400	1,722
AMERIGROUP*	1,200	82
AmerisourceBergen, Cl A	10,100	394
Amgen	36,300	2,465
Baxter International	9,000	499
Bristol-Myers Squibb	23,700	764
Cardinal Health	13,900	598
China Pharmaceutical Group (Hong Kong)	156,000	38
Covance*	43,200	1,893
Covidien	26,300	1,354
DaVita*	36,900	3,019
DENTSPLY International	2,400	91
EGIS Pharmaceuticals (Hungary)	254	19
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret (Turkey)	22,112	22
Express Scripts*	83,100	4,251
Forest Laboratories*	13,800	438
Fresenius Medical Care & KGaA (Germany)	27,970	1,997
Gilead Sciences*	14,200	694
Haemonetics*	2,800	182
Humana	3,800	338
IDEXX Laboratories*	29,300	2,478

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	3

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2012

Description	Shares	Market Value ($ Thousands)

Intuitive Surgical*	5,600	$2,576
Johnson & Johnson	50,300	3,315
Kalbe Farma (Indonesia)	111,000	43
Life Healthcare Group Holdings (South Africa)	8,532	23
McKesson	4,700	384
Medicis Pharmaceutical, Cl A	4,400	146
Merck	85,800	3,283
Netcare (South Africa)	26,570	46
Novartis (Switzerland)	33,445	1,811
Novo Nordisk, Cl B (Denmark)	21,227	2,512
Pfizer	241,200	5,162
Quest Diagnostics	4,100	238
Richter Gedeon Nyrt (Hungary)	176	29
Sinopharm Group, Cl H (Hong Kong)	311,600	739
Teva Pharmaceutical Industries ADR	46,800	2,112
UnitedHealth Group	30,500	1,580
VCA Antech*	5,400	121
Warner Chilcott, Cl A*	26,200	442
Waters*	600	52
WellPoint	10,000	643

		48,595

Industrials — 10.4%
ABB ADR (Switzerland)	59,200	1,233
Alfa, Cl A (Mexico)	13,400	176
American Reprographics*	17,500	105
Barloworld (South Africa)	12,184	137
BE Aerospace*	4,800	203
Boeing	20,600	1,528
Boustead Holdings (Malaysia)	10,000	18
Canadian National Railway (Canada)	23,500	1,772
China Yuchai International (Singapore)	4,500	70
CJ (South Korea)*	1,035	72
Copart*	7,400	348
Corrections Corp of America*	10,300	243
Cosco International Holdings (Hong Kong)	28,000	12
Crane	15,300	734
Daelim Industrial (South Korea)*	1,104	106
Danaher	57,200	3,004
Dialog Group (Malaysia)	32,900	26
Dover	14,700	932
Embraer ADR	28,200	773
Equifax	2,500	97
FANUC (Japan)	6,700	1,126
FedEx	5,900	540
Fluor	59,900	3,369
General Dynamics	7,300	505
General Electric	206,700	3,867
Haitian International Holdings (Hong Kong)	22,000	23
Harbin Electric, Cl H (Hong Kong)	58,000	56
Harsco	6,100	136
Honeywell International	33,600	1,950
HUB Group, Cl A*	3,000	102

Description	Shares	Market Value ($ Thousands)

Komatsu (Japan)	78,100	$2,201
Lan Airlines ADR	3,300	83
Lockheed Martin	4,300	354
Malaysian Bulk Carriers (Malaysia)	6,200	5
MasTec*	4,300	70
Middleby*	1,100	106
Norfolk Southern	4,700	339
Northrop Grumman	13,400	778
Obrascon Huarte Lain Brasil (Brazil)	700	25
Owens Corning*	2,400	81
Quanta Services*	9,100	197
Raytheon	11,900	571
Regal-Beloit	2,300	131
Rolls-Royce Holdings (United Kingdom)	68,302	793
Roper Industries	32,900	3,072
Samsung Heavy Industries (South Korea)	1,660	53
Shenzhen International Holdings (Hong Kong)	172,500	12
Siemens (Germany)	19,141	1,808
SK Holdings (South Korea)*	906	113
Stericycle*	37,100	3,117
STX Offshore & Shipbuilding (South Korea)*	530	6
Team*	4,000	117
Timken	2,500	122
Trimas*	7,900	171
Tyco International	7,300	372
Union Pacific	21,300	2,435
United Technologies	10,200	799
UTi Worldwide	4,700	70
Vallourec (France)	8,793	594
Yangzijiang Shipbuilding Holdings (Singapore)	103,000	91
Zhejiang Expressway, Cl H (Hong Kong)	110,000	77

		42,026

Information Technology — 18.0%
Accenture, Cl A (Ireland)	44,400	2,546
Activision Blizzard	34,100	421
Amdocs*	21,600	636
Amphenol, Cl A	57,400	3,124
ANSYS*	35,700	2,159
Apple*	18,600	8,491
ARM Holdings (United Kingdom)	108,101	1,039
Autodesk*	2,600	94
Baidu ADR*	200	26
CA	16,500	425
Canon (Japan)	33,600	1,450
Check Point Software Technologies*	26,800	1,509
Cielo (Brazil)	2,900	86
Cisco Systems	162,700	3,194
Citrix Systems*	29,200	1,904
Cognizant Technology Solutions, Cl A*	34,100	2,447
Compuware*	14,000	110

4	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Description	Shares	Market Value ($ Thousands)

Daou Technology (South Korea)*	2,150	$26
Echo Global Logistics*	5,270	88
EMC*	50,000	1,288
FLIR Systems	5,100	132
Genpact*	106,900	1,564
Giant Interactive Group ADR	12,400	53
Google, Cl A*	10,200	5,917
Hewlett-Packard	57,700	1,614
Intel	133,300	3,522
International Business Machines	8,900	1,714
j2 Global	4,500	121
Lenovo Group (Hong Kong)	150,000	120
Lexmark International, Cl A	9,000	314
Marvell Technology Group*	28,000	435
Mastercard, Cl A	8,600	3,058
Microsoft	28,100	830
National Instruments	84,100	2,263
NCR*	6,700	125
Neowiz Games (South Korea)*	2,632	97
NetApp*	62,600	2,363
Netscout Systems*	3,600	74
ON Semiconductor*	17,000	148
Oracle	80,800	2,279
Polycom*	7,200	143
QUALCOMM	86,500	5,088
Quest Software*	7,900	161
Red Hat*	2,200	102
Salesforce.com*	19,100	2,231
Samsung Electronics (South Korea)	798	786
SAP (Germany)	42,573	2,574
SS&C Technologies Holdings*	9,400	176
Symantec*	21,900	376
TCL Communication Technology Holdings (Hong Kong)	30,000	14
Tencent Holdings (Hong Kong)	42,000	1,027
Total System Services	20,300	435
Travelsky Technology, Cl H (Hong Kong)	48,000	27
Visa, Cl A	7,000	704
Xilinx	5,600	201
Yandex, Cl A*	26,000	530

		72,381

Materials — 3.4%
Air Liquide (France)	15,169	1,911
Aneka Tambang (Indonesia)	284,000	59
Ball	16,200	636
BHP Billiton (Australia)	36,244	1,444
Carpenter Technology	1,800	94
China Zhongwang Holdings (Hong Kong)	36,800	15
Compass Minerals International	1,300	95
Cytec Industries	2,400	120
Dongkuk Steel Mill (South Korea)	2,910	61
Eastman Chemical	17,000	855
Exxaro Resources (South Africa)	4,802	119

Description	Shares	Market Value ($ Thousands)

Freeport-McMoRan Copper & Gold	32,900	$1,520
Gerdau ADR	6,700	64
Grupo Mexico (Mexico)	31,900	102
Honam Petrochemical (South Korea)*	520	170
Hyundai Hysco (South Korea)*	2,500	88
Industrias, Cl B (Mexico)*	2,000	8
Jastrzebska Spolka Weglowa (Poland)*	231	8
KGHM Polska Miedz (Poland)	3,124	135
KP Chemical (South Korea)*	4,420	65
Kumba Iron Ore (South Africa)	1,997	137
Lafarge Malayan Cement (Malaysia)	15,400	34
MMC Norilsk Nickel ADR	6,887	132
Mondi (South Africa)	8,558	68
Monsanto	12,700	1,042
Mosaic	10,100	565
Packaging Corp of America	19,900	560
Potash Corp of Saskatchewan	35,400	1,655
Rock-Tenn, Cl A	1,900	118
Rockwood Holdings*	2,500	126
Schweitzer-Mauduit International	2,500	174
Severstal OAO GDR (United Kingdom)	7,485	108
Silver Wheaton (Canada)	2,700	96
SK Chemicals (South Korea)	1,547	89
Solutia	4,400	121
Taekwang Industrial (South Korea)*	13	15
Vale, Cl Preference (Brazil)	14,900	363
Vale (Brazil)	7,100	181
Vale Indonesia (Indonesia)	66,500	30
Valspar	16,100	696

		13,879

Telecommunication Services — 2.5%
America Movil (Mexico)	141,300	165
AT&T	133,400	3,923
China Mobile (Hong Kong)	39,500	404
China Unicom Hong Kong (Hong Kong)	118,000	217
KDDI (Japan)	237	1,501
LG Uplus (South Korea)	950	5
MTN Group (South Africa)	3,193	55
SK Telecom ADR (South Korea)	7,300	102
Telegraph Norte Leste Participacoes ADR	2,500	24
Telekom Malaysia (Malaysia)	83,900	132
Turk Telekomunikasyon (Turkey)	4,592	21
Verizon Communications	38,400	1,446
Vodafone Group (United Kingdom)	719,227	1,939

		9,934

Utilities — 1.7%
AGL Resources	3,600	150
Ameren	12,300	389
Atmos Energy	15,300	496
California Water Service Group	5,900	109
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	100	6

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	5

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2012

Description	Shares	Market Value ($ Thousands)

DTE Energy	8,400	$447
Edison International	19,000	780
Enersis ADR	5,000	92
Entergy	15,700	1,089
Hawaiian Electric Industries	14,000	363
New Jersey Resources	3,800	181
NRG Energy*	26,200	442
Public Service Enterprise Group	36,000	1,092
Sempra Energy	16,800	956
Tenaga Nasional (Malaysia)	42,500	84

		6,676

Total Common Stock (Cost $373,226) ($ Thousands)		374,326

EXCHANGE TRADED FUNDS — 0.9%
iShares MSCI Taiwan Index Fund	201,000	2,561
SPDR S&P 500 ETF Trust	752	98
Wisdom Tree India Earnings Fund	54,000	1,038

Total Exchange Traded Funds (Cost $3,603) ($ Thousands)		3,697

PREFERRED STOCK — 0.7%

Consumer Discretionary — 0.4%
Volkswagen (Germany)	10,234	1,813

Energy — 0.1%
Petroleo Brasileiro, Cl Preference (Brazil)	18,900	265

Financials — 0.1%
Banco do Estado do Rio Grandedo Sul (Brazil)	10,000	115
Itau Unibanco Holding (Brazil)	5,700	115

		230

Materials — 0.1%
Bradespar, Cl Preference (Brazil)	4,800	96
Klabin (Brazil)	30,200	140
Metalurgica Gerdau, Cl A (Brazil)	8,900	107
Suzano Papel e Celulose (Brazil)	12,800	54

		397

Telecommunication Services — 0.0%
Brasil Telecom (Brazil)	4,100	26

Utilities — 0.0%
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B (Brazil)	3,900	81

Total Preferred Stock (Cost $2,761) ($ Thousands)		2,812

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.4%
United States Treasury Bills 0.020%, 03/29/12 (A) (B)	$1,588	$1,588

Total U.S. Treasury Obligation (Cost $1,588) ($ Thousands)		1,588

TIME DEPOSIT — 2.6%
Brown Brothers Harriman 0.030%, 02/01/12	10,451	10,451

Total Time Deposit (Cost $10,451) ($ Thousands)		10,451

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust Prime Obligation Fund, Cl A 0.050%†**	8,652,501	8,653

Total Cash Equivalent (Cost $8,653) ($ Thousands)		8,653

Total Investments — 99.9% (Cost $400,282)($ Thousands)		$401,527

The following is a summary of the Fund’s investments held by country of risk as of January 31, 2012:

Country of Risk	Percentage of Total Investments	Country of Risk	Percentage of Total Investments
Australia	0.36%	Mexico	0.54%
Brazil	1.02%	Netherlands	0.55%
Canada	1.73%	Philippines	0.02%
Czech Republic	0.02%	Poland	0.06%
Denmark	0.63%	Singapore	0.04%
France	1.55%	South Africa	0.38%
Germany	2.97%	South Korea	1.31%
Hong Kong	3.01%	Sweden	0.57%
Hungary	0.01%	Switzerland	2.18%
Indonesia	0.15%	Thailand	0.08%
Ireland	0.63%	Turkey	0.33%
Japan	2.70%	United Kingdom	5.44%
Malaysia	0.26%	United States	73.46%

The open futures contracts held by the Fund at January 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index EMINI	315	Mar-2012	$(41)

			$(41)

For the period ended January 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on a Net Assets of $402,071 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of January 31, 2012.

†	Investment in Affiliated Security (see Note 3).

‡	Real Estate Investment Trust.

6	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR	— American Depositary Receipt

Cl	— Class

ETF	— Exchange Traded Fund

GDR	— Global Depositary Receipt

MSCI	— Morgan Stanley Capital International

S&P	— Standard & Poor’s

SPDR	— Standard & Poor’s Depository Receipt

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$374,326	$—	$—	$374,326
Exchange Traded Funds	3,697	—	—	3,697
Preferred Stock	2,812	—	—	2,812
U.S. Treasury Obligation	—	1,588	—	1,588
Time Deposits	10,451	—	—	10,451
Cash Equivalent	8,653	—	—	8,653

Total Investments in Securities	$399,939	$1,588	$—	$401,527

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(41)	$—	$—	$(41)

Total Other Financial Instruments	$(41)	$—	$—	$(41)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	7

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

January 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 34.9%

Agency Mortgage-Backed Obligations — 30.9%
FHLMC
4.500%, 02/01/41 to 07/01/41	$13,570	$14,737
4.000%, 12/01/40 to 10/01/41	23,289	24,862
3.500%, 11/01/25 to 02/01/26	7,168	7,612
FHLMC TBA 4.000%, 02/15/41	10,000	10,544
FNMA
6.000%, 09/01/24 to 09/01/40	14,601	15,945
5.000%, 10/01/35	69	75
4.500%, 12/01/40 to 09/01/41	4,452	4,832
4.000%, 03/01/41	1,935	2,073
2.630%, 09/01/17	5,563	5,814
1.250%, 02/24/16	2,430	2,431
FNMA TBA
6.500%, 02/01/38	6,000	6,707
5.500%, 02/01/38	11,500	12,510
4.500%, 02/01/34	17,000	18,166
4.000%, 02/01/39	2,600	2,748
3.000%, 02/25/27 to 02/25/27	9,990	10,413
GNMA
6.500%, 09/15/13 to 02/15/39	1,333	1,533
6.000%, 08/15/24 to 05/20/38	592	656
5.500%, 10/15/32 to 05/15/38	1,733	1,941
5.000%, 08/15/33 to 09/15/39	6,181	6,878
4.500%, 01/15/39 to 02/15/39	1,565	1,724
GNMA TBA
4.500%, 02/15/39	5,000	5,461
4.000%, 02/01/40	4,000	4,313
3.500%, 02/01/41	5,600	5,894

		167,869

Non-Agency Mortgage-Backed Obligations — 4.0%
Bear Stearns Commercial Mortgage Securities, Ser 2005- T18, Cl A4
4.933%, 02/13/42 (A)	1,000	1,093
Bear Stearns Commercial Mortgage Securities, Ser 2005- T20, Cl A4A
5.299%, 10/12/42 (A)	1,495	1,669

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2006- PW13, Cl A4
5.540%, 09/11/41	$450	$510
Bear Stearns Commercial Mortgage Securities, Ser 2006- PW14, Cl A4
5.201%, 12/11/38	585	653
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW16, Cl A4
5.904%, 06/11/40 (A)	398	450
Commercial Mortgage Pass- Through Certificates, Ser 2006- C7, Cl A4
5.942%, 06/10/46 (A)	460	519
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,495	1,634
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A3
5.002%, 11/10/46 (B)	520	596
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A)	1,325	1,418
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.079%, 07/10/38 (A)	2,445	2,772
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	1,485	1,629
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (A)	500	554
JPMorgan Chase Commercial Mortgage Securities, Ser 2002- C1, Cl A3
5.376%, 07/12/37	565	571
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	950	1,043
Morgan Stanley Capital I, Ser 2005-T17, Cl A5
4.780%, 12/13/41	766	824
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/49	1,455	1,657
Morgan Stanley Capital I, Ser 2007-T25
5.514%, 11/12/49 (A)	1,465	1,645
Morgan Stanley Capital I, Ser 2011-C1, Cl A4
5.033%, 09/15/47 (A) (B)	225	259

8	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/49	$265	$279
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	155	170
OBP Depositor Trust, Ser 2010- OBP, Cl A
4.646%, 07/15/45 (B)	605	683
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20
5.118%, 07/15/42 (A)	1,010	1,118
WF-RBS Commercial Mortgage Trust
4.869%, 02/15/44 (A)	240	271

		22,017

Total Mortgage-Backed Securities (Cost $184,719) ($ Thousands)		189,886

CORPORATE OBLIGATIONS — 25.5%

Consumer Discretionary — 2.9%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	300	394
6.875%, 11/15/19	875	1,117
5.000%, 04/15/20	1,000	1,162
Automotores Gildemeister
8.250%, 05/24/21 (B)	1,500	1,537
Bottling Group
6.950%, 03/15/14	250	282
CBS
5.500%, 05/15/33	350	372
4.300%, 02/15/21	425	450
Cequel Communications Holdings I and Cequel Capital
8.625%, 11/15/17 (B)	2,000	2,130
Comcast
6.450%, 03/15/37	650	797
COX Communications
6.950%, 06/01/38 (B)	250	293
Delta Air Lines 2002-1 Pass- Through Trust, Cl G-1
6.718%, 01/02/23	931	954
Home Depot
5.400%, 03/01/16	200	233
4.400%, 04/01/21	100	115
McDonald’s MTN
2.625%, 01/15/22	400	407
News America
6.150%, 02/15/41	500	597
Sears Holdings
6.625%, 10/15/18	2,000	1,625

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner
6.200%, 03/15/40	$250	$300
5.875%, 11/15/16	750	886
4.000%, 01/15/22	75	79
Time Warner Cable
5.850%, 05/01/17	530	617
4.000%, 09/01/21	725	758
Viacom
3.875%, 12/15/21	395	416

		15,521

Consumer Staples — 1.5%
Altria Group
9.700%, 11/10/18	150	207
4.750%, 05/05/21	1,125	1,244
CVS Caremark
5.750%, 05/15/41	1,200	1,441
General Mills
3.150%, 12/15/21	800	814
Kraft Foods
6.500%, 02/09/40	2,000	2,565
4.125%, 02/09/16	1,375	1,494
Pernod-Ricard
4.450%, 01/15/22 (B)	275	287
Wal-Mart Stores
5.625%, 04/15/41	200	252

		8,304

Energy — 2.1%
Anadarko Petroleum
6.375%, 09/15/17	800	946
Arch Coal
7.000%, 06/15/19 (B)	480	481
BG Energy Capital
4.000%, 10/15/21 (B)	1,000	1,072
BP Capital Markets
2.248%, 11/01/16	500	511
ConocoPhillips
6.000%, 01/15/20	525	661
5.750%, 02/01/19	300	368
Encana
6.500%, 08/15/34	425	473
Gazprom OAO Via Gaz Capital MTN
6.510%, 03/07/22	1,900	2,004
MIE Holdings
9.750%, 05/12/16 (B)	1,500	1,380
Pemex Project Funding Master Trust
5.750%, 03/01/18	200	221
Petroleos Mexicanos
6.500%, 06/02/41 (B)	110	122
4.875%, 01/24/22 (B)	1,500	1,548
Southern Union
3.564%, 11/01/66 (A)	500	476

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	9

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Statoil
1.800%, 11/23/16	$475	$486
Valero Energy
6.625%, 06/15/37	500	547

		11,296

Financials — 10.9%
ABN AMRO Bank
4.250%, 02/02/17	210	210
American Express Credit MTN
2.800%, 09/19/16	925	946
American International Group
6.400%, 12/15/20	150	163
Aristotle Holding
4.750%, 11/15/21 (B)	650	688
BanColombia
5.950%, 06/03/21	2,000	2,025
Bank of America
5.875%, 01/05/21	3,550	3,647
5.700%, 01/24/22	260	269
5.650%, 05/01/18	1,700	1,739
Bank of Montreal MTN
2.500%, 01/11/17	400	406
BBVA Bancomer
6.500%, 03/10/21 (B)	2,000	1,989
Boeing Capital
2.900%, 08/15/18	125	132
BP Capital Markets
1.700%, 12/05/14	600	613
CIT Group
7.000%, 05/02/16 (B)	2,000	2,007
5.250%, 04/01/14 (B)	50	51
Citigroup
8.500%, 05/22/19	650	794
6.125%, 11/21/17	100	110
6.125%, 08/25/36	400	386
5.875%, 01/30/42	10	10
4.500%, 01/14/22	2,330	2,319
4.450%, 01/10/17	115	120
Daimler Finance North America
1.875%, 09/15/14 (B)	200	199
Franshion Development
6.750%, 04/15/21 (B)	2,000	1,665

FUEL Trust
4.207%, 04/15/16 (B)	1,375	1,412
General Electric Capital MTN
5.300%, 02/11/21	2,025	2,203
4.625%, 01/07/21	2,800	2,975
Goldman Sachs Group
6.150%, 04/01/18	1,000	1,078
6.000%, 06/15/20	2,500	2,642
5.750%, 01/24/22	545	565
3.625%, 02/07/16	400	398

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HCP‡
5.375%, 02/01/21	$1,000	$1,105
Health Care‡
4.700%, 09/15/17	1,000	1,047
Healthcare Realty Trust‡
5.750%, 01/15/21	1,000	1,035
HSBC Bank
3.100%, 05/24/16 (B)	270	276
Hutchison Whampoa International
3.500%, 01/13/17 (B)	621	632
IPIC GMTN MTN
6.875%, 11/01/41 (B)	2,000	2,060
JPMorgan Chase
6.300%, 04/23/19	500	578
5.400%, 01/06/42	90	92
5.125%, 09/15/14	1,000	1,067
4.625%, 05/10/21	300	311
4.250%, 10/15/20	3,000	3,054
Kimco Realty‡
6.000%, 11/30/12	1,000	1,029
Liberty Property‡
6.375%, 08/15/12	1,100	1,122
Lloyds TSB Bank
6.375%, 01/21/21	500	535
Marsh & McLennan
4.800%, 07/15/21	725	812
Merrill Lynch
7.750%, 05/14/38	1,000	1,052
Morgan Stanley
5.750%, 01/25/21	3,050	3,047
5.625%, 09/23/19	100	100
5.500%, 07/28/21	100	99
National City
6.875%, 05/15/19	281	318
NCUA Guaranteed Notes
0.316%, 06/12/13 (A)	2,400	2,399
Petrobras International Finance
6.875%, 01/20/40	825	947
SABMiller Holdings
3.750%, 01/15/22 (B)	900	937
VTB Capital
6.551%, 10/13/20 (B)	2,000	1,965
Wachovia Bank MTN
6.600%, 01/15/38	250	297

WEA Finance
7.125%, 04/15/18 (B)	1,000	1,203
Wells Fargo
2.625%, 12/15/16	525	536

		59,416

10	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 1.2%
Amgen
3.875%, 11/15/21	$455	$474
Boston Scientific
6.000%, 01/15/20	1,000	1,138
CHS/Community Health Systems
8.875%, 07/15/15	490	510
Cigna
4.000%, 02/15/22	465	478
HCA
7.875%, 02/15/20	2,300	2,516
7.250%, 09/15/20	30	32
Pfizer
6.200%, 03/15/19	1,075	1,352

		6,500

Industrials — 0.6%
Empresas ICA
8.900%, 02/04/21 (B)	1,400	1,361
International Lease Finance
7.125%, 09/01/18 (B)	1,000	1,095
Lockheed Martin
2.125%, 09/15/16	40	40
Republic Services
5.000%, 03/01/20	435	492

		2,988

Information Technology — 0.4%
Hewlett-Packard
4.650%, 12/09/21	100	108
3.300%, 12/09/16	200	209
3.000%, 09/15/16	1,050	1,081
Intel
1.950%, 10/01/16	725	752

		2,150

Materials — 1.3%
ArcelorMittal
6.750%, 03/01/41	1,000	976
Consolidated Minerals
8.875%, 05/01/16 (B)	1,500	1,283
Dow Chemical
4.250%, 11/15/20	650	694
FMG Resources
7.000%, 11/01/15 (B)	2,000	2,065

Vedanta Resources
6.750%, 06/07/16 (B)	2,200	1,942

		6,960

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 2.0%
America Movil
2.375%, 09/08/16	$200	$203
AT&T
6.500%, 09/01/37	1,000	1,233
6.300%, 01/15/38	600	732
CCH II
13.500%, 11/30/16	510	588
CSC Holdings
8.500%, 04/15/14	1,080	1,202
Intelsat Jackson Holdings
8.500%, 11/01/19	1,900	2,057
Nextel Communications
5.950%, 03/15/14	1,190	1,178
Qwest Communications International
7.500%, 02/15/14	1,180	1,185
Verizon Communications
6.900%, 04/15/38	50	67
6.400%, 02/15/38	250	317
5.550%, 02/15/16	100	116
Windstream
7.875%, 11/01/17	1,925	2,127

		11,005

Utilities — 2.6%
Abu Dhabi National Energy MTN
5.875%, 12/13/21 (B)	2,500	2,588
Calpine Construction Finance
8.000%, 06/01/16 (B)	2,500	2,694
Centrais Eletricas Brasileiras
5.750%, 10/27/21 (B)	470	494
Duke Energy
3.550%, 09/15/21	925	963
Edison International
3.750%, 09/15/17	695	734
GenOn REMA
9.237%, 07/02/17	636	611
KCP&L Greater Missouri Operations
11.875%, 07/01/12	1,250	1,303
Mirant Mid Atlantic Pass-Through Trust C
10.060%, 12/30/28	273	278
NRG Energy
7.625%, 01/15/18	2,865	2,808

Sabine Pass LNG
7.500%, 11/30/16	1,450	1,512
7.500%, 11/30/16 (B)	145	145

		14,130

Total Corporate Obligations (Cost $136,423) ($ Thousands)		138,270

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	11

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2012

Description	Face Amount ($ Thousands)(1)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 12.8%
U.S. Treasury Bonds
5.375%, 02/15/31	$1,300	$1,850
4.750%, 02/15/41	4,000	5,473
4.375%, 05/15/40	1,075	1,387
4.375%, 05/15/41	1,895	2,449
4.250%, 05/15/39	1,700	2,150
3.875%, 08/15/40	2,000	2,380
U.S. Treasury Notes
2.000%, 11/15/21	3,730	3,796
1.250%, 02/15/14	13,275	13,549
1.000%, 03/31/12	11,000	11,016
0.625%, 06/30/12	1,986	1,990
0.625%, 02/28/13	8,525	8,568
United States Treasury Inflation Indexed Bonds
3.000%, 07/15/12	8,915	9,121
1.875%, 07/15/13	5,340	5,620

Total U.S. Treasury Obligations (Cost $65,794) ($ Thousands)		69,349

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.8%
FFCB
0.250%, 10/15/13 (A)	2,355	2,353
FHLB
2.750%, 03/13/15	5,000	5,334
0.500%, 11/16/12	2,350	2,350
0.350%, 09/16/13 (A)	1,695	1,697
FHLMC
2.500%, 04/23/14	5,000	5,225
1.100%, 08/08/14	2,485	2,491
0.600%, 10/25/13	2,420	2,420
0.410%, 11/18/13 (A)	2,490	2,495
FNMA
3.000%, 09/16/14	1,430	1,524
1.000%, 11/07/14	2,485	2,492
0.750%, 02/26/13	4,420	4,445
0.650%, 11/29/13	2,485	2,488
0.625%, 10/25/13	2,415	2,417
0.600%, 09/12/13 to 03/06/14	7,165	7,166
0.550%, 09/06/13	2,350	2,350
0.360%, 06/23/14 (A)	2,390	2,387
0.095%, 04/04/12	9,290	9,288

Total U.S. Government Agency Obligations (Cost $58,492) ($ Thousands)		58,922

FOREIGN SOVEREIGN BONDS — 5.1%
Brazilian Government International Bond
8.250%, 01/20/34	150	226
Bundesobligation EUR
1.750%, 10/09/15	1,060	1,452
1.250%, 10/14/16	200	268

Description	Face Amount ($ Thousands)(1)	Market Value ($ Thousands)

Bundesrepublik Deutschland EUR
4.250%, 07/04/18	$1,520	$2,375
3.750%, 07/04/13	420	578
3.750%, 01/04/17	1,010	1,513
3.750%, 01/04/19	255	390
3.500%, 07/04/19	1,500	2,260
3.250%, 07/04/21	820	1,214
2.500%, 01/04/21	1,425	1,992
2.250%, 09/04/21	425	581
2.000%, 01/04/22	255	339
Bundesschatzanweisungen EUR
1.000%, 12/14/12	445	587
Japan Government Five Year Bond JPY
0.600%, 09/20/14	41,100	545
0.500%, 03/20/15	60,000	794
0.300%, 09/20/16	31,900	418
Japan Government Ten Year Bond JPY
1.900%, 06/20/16	10,000	140
1.800%, 06/20/18	62,000	880
1.700%, 09/20/17	71,500	1,005
1.400%, 06/20/19	90,000	1,248
1.300%, 03/20/21	93,000	1,266
1.200%, 12/20/20	90,000	1,217
1.100%, 03/20/21	39,000	522
1.000%, 09/20/21	23,100	304
0.600%, 03/20/13	107,700	1,420
Mexico Government International Bond MTN
5.625%, 01/15/17	250	288
5.125%, 01/15/20	100	113
United Kingdom Gilt GBP
5.000%, 03/07/18	590	1,139
4.500%, 03/07/13	165	272
3.750%, 09/07/20	785	1,430
3.750%, 09/07/21	375	680
2.750%, 01/22/15	255	430

Total Foreign Sovereign Bonds (Cost $26,509) ($ Thousands)		27,886

MUNICIPAL BONDS — 2.4%
Bay Area Toll Authority, RB
6.263%, 04/01/49	250	334
California State, GO Callable 10/01/21 @ 100
6.509%, 04/01/39	275	300
California State, GO
7.600%, 11/01/40	775	1,050
7.300%, 10/01/39	1,500	1,939
Colorado State, Health Facilities Authority, Ser A, RB Pre-Refunded @ 100
5.500%, 03/01/12 (C)	605	607

12	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Illinois State, GO
5.665%, 03/01/18	$100	$108
5.100%, 06/01/33	2,000	1,889
2.186%, 02/01/12	1,000	1,000
Irving, Independent School District, Ser A, GO Pre-Refunded @ 100
5.000%, 02/15/12 (C)	1,245	1,247
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/39	1,000	1,197
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/40	1,000	1,472
New York City, Municipal Water Finance Authority, RB
5.882%, 06/15/44	1,000	1,324
New York State Thruway Authority, Ser A, RB Pre-Refunded @ 100
5.500%, 03/15/12 (C)	605	609

Total Municipal Bonds (Cost $11,395) ($ Thousands)		13,076

ASSET-BACKED SECURITY — 0.1%

Asset-Backed Security — 0.1%
Small Business Administration, Ser 2011-10A, Cl 1 4
.084%, 03/10/21	635	663

Total Asset-Backed Security (Cost $636) ($ Thousands)		663

CERTIFICATE OF DEPOSIT - YANKEE — 0.4%
Abbey National Treasury Services
1.860%, 04/25/13 (A)	2,300	2,295

Total Certificate of Deposit - Yankee (Cost $2,300) ($ Thousands)		2,295

TIME DEPOSIT — 20.9%
Brown Brothers Harriman
0.030%, 02/01/12	113,627	113,627

Total Time Deposit (Cost $113,627) ($ Thousands)		113,627

Total Investments — 112.9% (Cost $599,895)($ Thousands)		$613,974

The open futures contracts held by the Fund at January 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bund	23	Mar-2012	$32
Long Gilt 10-Year Bond	(18)	Mar-2012	(36)
U.S. 10-Year Treasury Note	(41)	Mar-2012	(40)
U.S. 2-Year Treasury Note	44	Mar-2012	12
U.S. 5-Year Treasury Note	201	Mar-2012	251
U.S. Long Treasury Bond	40	Mar-2012	127
U.S. Ultra Long Treasury Bond	23	Mar-2012	70

			$416

For the period ended January 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The outstanding forward foreign currency contracts held by the Fund at January 31, 2012, is as follows:

Settlement Date		Currency to Deliver (Thousands)	Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
2/28/12	EUR	10,427	USD	13,530	$(119)
2/28/12	GBP	2,598	USD	4,047	(50)
2/28/12	JPY	730,786	USD	9,342	(247)
2/28/12	USD	131	EUR	100	(1)
2/28/12	USD	28	GBP	18	—
2/28/12	USD	92	JPY	7,095	1

					$(416)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	(27,588)	27,172	$(416)

For the period ended January 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	13

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Concluded)

January 31, 2012

The outstanding swap agreements held by the Fund at January 31, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Goldman Sachs	CDX.EM.14-V1 Index	SELL	5.00	12/20/15	$(10,800)	$(283)
Goldman Sachs	CDX.EM.HY. S15V1 Index	SELL	5.00	12/20/15	(25,284)	(928)
Goldman Sachs	CDX.NA.IG.17V1 Index	SELL	1.00	12/20/16	(7,875)	117
Goldman Sachs	CDX-EM. S16V1 5Y Index	BUY	5.00	12/20/16	(8,165)	194
Goldman Sachs	CDX-EM.S15V1 5Y Index	SELL	5.00	06/20/16	(4,800)	(116)
Goldman Sachs	CDX-NA.HY. S17V3 5Y Index	SELL	5.00	12/20/16	(8,046)	266
Goldman Sachs	CDX-NA.HY. SI16V1 5Y Index	SELL	5.00	06/20/16	(1,372)	(41)
Goldman Sachs	CDX-NA.IG. S17V1 5Y Index	SELL	1.00	12/20/16	(2,600)	52

						$(739)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Morgan Stanley	3.93%	3-Month LIBOR	05/15/41	1,145	$(329)

					$(329)

Percentages	are based on a Net Assets of $543,650 ($ Thousands).

(1)	In U.S dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2012. The date reported on the Schedule of Investments is the next reset date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Pre-Refunded Securities – The maturity date shown is the pre-refunded date.

‡	Real Estate Investment Trust.

Cl	— Class

EUR	— Euro

FFCB	— Federal Farm Credit Bank

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GBP	— British Pound

GNMA	— Government National Mortgage Association

GO	— General Obligation

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MTN	— Medium Term Note

NCUA	— National Credit Union Administration

RB	— Revenue Bond

Ser	— Series

TBA	— To Be Announced

USD	— United States Dollar

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$189,886	$—	$189,886
Corporate Obligations	—	138,270	—	138,270
U.S. Treasury Obligations	—	69,349	—	69,349
U.S Government Agency Obligations	—	58,922	—	58,922
Foreign Sovereign Bonds	—	27,886	—	27,886
Municipal Bonds	—	13,076	—	13,076
Asset-Backed Security	—	663	—	663
Certificate of Deposit - Yankee	—	2,295	—	2,295
Time Deposit	113,627	—	—	113,627

Total Investments in Securities	$113,627	$500,347	$—	$613,974

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$416	$—	$—	$416
Forwards Currency Contracts*	(416)	—	—	(416)
Credit Default Swaps*	—	(739)	—	(739)
Interest Rate Swaps*	—	(329)	—	(329)

Total Other Financial Instruments	$—	$(1,068)	$—	$(1,068)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

14	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Defensive Fund‡

January 31, 2012

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 100.0%
SEI Daily Income Trust Prime Obligation Fund, Cl A 0.050% * †† **	100,006	$100

Total Cash Equivalent (Cost $100) ($ Thousands)		100

Total Investments — 100.0% (Cost $100)($ Thousands)		$100

Percentages are based on a Net Assets of $100 ($ Thousands).

*	The Fund’s investment in the SEI Daily Income Trust Prime Obligation Fund, Class A represents greater than 75% of the Fund’s total investments. The SEI Daily Income Trust Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Annual Report as of January 31, 2012 for the SEI Daily Income Trust Prime Obligation Fund is included at the back of these financial statements. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Prime Obligation Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800- DIAL-SEI.

**	The rate reported is the 7-day effective yield as of January 31, 2012.

‡	As of January 31, 2012, the Fund was not an active component of the Adviser Managed Strategy.

††	Investment in Affiliated Security (see Note 3).

Cl — Class

As of January 31, 2012, the Fund’s investment was considered Level 1 .

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

The accompanying notes are an intregal part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	15

Statements of Assets and Liabilities ($ Thousands)

January 31, 2012 (Unaudited)

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund	Tactical Defensive Fund‡
ASSETS:
Investments, at value†	$392,874	$613,974	$—
Affiliated investments, at value††	8,653	—	100
Foreign currency†††	9	—	—
Cash pledged as collateral for forward foreign currency contracts, futures contracts and swap contracts	—	300	—
Receivable for fund shares sold	592	889	—
Foreign tax reclaim receivable	140	—	—
Dividends and interest receivable	23	3,325	—
Receivable for investment securities sold	—	3,803	—
Swap contracts, at value††††	—	2,590	—
Receivable for variation margin	—	90	—
Unrealized gain on forward foreign currency contracts	—	2	—
Prepaid expenses	10	53	2
Total Assets	402,301	625,026	102
LIABILITIES:
Payable for fund shares redeemed	86	94	—
Investment advisory fees payable	61	134	—
Shareholder servicing fees payable	30	114	—
Administration fees payable	25	92	—
Payable for variation margin	11	14	—
Trustees fees payable	1	12	—
Payable for investment securities purchased	—	79,963	—
Unrealized loss on forward foreign currency contracts	—	419	—
Swap contracts, at value††††	—	485	—
Chief Compliance Officer fees payable	—	12	—
Accrued expense payable	16	37	2
Total Liabilities	230	81,376	2
Net Assets	$402,071	$543,650	$100
† Cost of investments	391,629	599,895	—
†† Cost of affiliated investments	8,653	—	100
††† Cost of foreign currency	9	—	—
†††† Cost of Swaps	—	3,173	—
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$483,757	$529,105	$100
Distributions in excess of net investment income	(134)	(1,808)	—
Accumulated net realized gain (loss) on investments, futures contracts, swap contracts and foreign currency	(82,744)	3,346	—
Net unrealized appreciation on investments	1,245	14,079	—
Net unrealized appreciation (depreciation) on futures contracts	(41)	416	—
Net unrealized depreciation on swap contracts	—	(1,068)	—
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(12)	(420)	—
Net Assets	$402,071	$543,650	$100
Net Asset Value, Offering and Redemption Price Per Share	$10.54	$10.29	$10.00
	($402,071,092 ÷ 38,136,611 shares )	($543,650,387 ÷ 52,816,902 shares )	($100,010 ÷ 10,000 shares	)

‡	As of January 31, 2012, the Fund was not an active component of the Adviser Managed Strategy.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Statements of Operations ($ Thousands)

For the six month period ended January 31, 2012 (Unaudited)

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund	Tactical Defensive Fund†
Investment Income:
Dividends	$625	$—	$—
Dividends from Affiliated Registered Investment Company(1)	3	—	—
Interest Income	1	6,541	—
Less: Foreign Taxes Withheld	(26)	—	—
Total Investment Income	603	6,541	—
Expenses:
Investment Advisory Fees	220	916	—
Shareholder Servicing Fees	78	655	—
Administration Fees	63	524	—
Trustee Fees	2	20	—
Chief Compliance Officer Fees	1	11	—
Deferred Offering Costs(2)	64	38	13
Custodian/Wire Agent Fees	35	25	—
Professional Fees	4	48	—
Printing Fees	3	31	—
Registration Fees	—	10	—
Other Expenses	21	12	—
Total Expenses	491	2,290	13
Less:
Waiver of Investment Advisory Fees	(119)	(177)	—
Reimbursement from Adviser	—	—	(13)
Fees Paid Indirectly(1)	(5)	—	—
Net Expenses	367	2,113	—
Net Investment Income	236	4,428	—
Net Realized Gain (Loss) on:
Investments	(73,011)	7,862	—
Futures Contracts	(1,857)	(9)	—
Swap Contracts	—	844	—
Foreign Currency Transactions	(15)	1,624	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	13,458	4,394	—
Futures Contracts	(300)	431	—
Swap Contracts	—	(651)	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(13)	(409)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	($61,502)	$18,514	$—

†	As of January 31, 2012, the Fund was not an active component of the Adviser Managed Strategy.
(1)	See Note 5 in the Notes for Financial Statements.
(2)	See Note 2 in the Notes for Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	17

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended January 31, 2012 (Unaudited) and the period ended July 31, 2011

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund		Tactical Defensive Fund
	08/01/11 to 01/31/12	02/25/11 to 07/31/11*	08/01/11 to 01/31/12	02/25/11 to 07/31/11*	08/01/11 to 01/31/12‡	02/25/11 to 07/31/11†
Operations:
Net Investment Income	$236	$4,206	$4,428	$3,569	$—	$—
Net Realized Gain (Loss) from Investments, Futures Contracts and Swap Contracts	(74,868)	(7,821)	8,697	4,688	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	(15)	226	1,624	(1,088)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Swap Contracts	13,158	(11,954)	4,174	9,253	—	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	(13)	1	(409)	(11)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(61,502)	(15,342)	18,514	16,411	—	—
Dividends and Distributions From:
Net Investment Income	(4,888)	—	(6,412)	(3,570)	—	—
Net Realized Gains	—	—	(10,425)	—	—	—
Total Dividends and Distributions	(4,888)	—	(16,837)	(3,570)	—	—
Capital Share Transactions:(1)
Proceeds from Shares Issued	404,076	835,980	108,953	522,482	—	100
Reinvestment of Dividends & Distributions	1	—	16,833	3,570	—	—
Cost of Shares Redeemed	(693,031)	(63,223)	(95,196)	(27,510)	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(288,954)	772,757	30,590	498,542	—	100
Net Increase (Decrease) in Net Assets	(355,344)	757,415	32,267	511,383	—	100
Net Assets:
Beginning of Period	757,415	—	511,383	—	100	—
End of Period	$402,071	$757,415	$543,650	$511,383	$100	$100
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(134)	$4,518	$(1,808)	$176	$—	$—

*	Commenced operations on February 25, 2011.
†	Seed financials were audited for the period of January 5, 2011. The Fund commenced operations on February
25, 2011. As of July 31, 2011, the Fund was not an active component of the Adviser Managed Strategy.
‡	As of January 31, 2012, the Fund was not an active component of the Adviser Managed Strategy.
(1)	See Note 6 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Financial Highlights

For the period ended January 31, 2012 (Unaudited) and the period ended July 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover†
Tactical Offensive Equity Fund
2012@	$9.80	$0.03	$0.78	(4)	$0.81	$(0.07)	$—	$(0.07)	$10.54	8.34%	$402,071	1.11	%(2)	1.13%		1.49%		0.71%	244%
2011*	10.00	0.06	(0.26)		(0.20)	—	—	—	9.80	(2.00)	757,415	1.10		1.10		1.21		1.41	77
Tactical Offensive Fixed Income Fund
2012@	$10.26	$0.09	$0.26		$0.35	$(0.12)	$(0.20)	$(0.32)	$10.29	3.55%	$543,650	0.81	%(2)	0.81%		0.88%		1.69%	161%
2011*	10.00	0.07	0.26		0.33	(0.07)	—	(0.07)	10.26	3.33	511,383	0.80		0.80		0.85		1.74	180
Tactical Defensive Fund
2012@‡	$10.00	$—	$—		$—	$—	$—	$—	$10.00	0.02%	$100	0.60	%(3)	0.60	%(3)	13.36	%(3)	0.02%	—%
2011*‡	10.00	—	—		—	—	—	—	10.00	—	100	0.60	(3)	0.60	(3)	17.36	(3)	—	—

@	For the six-month period ended January 31, 2012. All ratios for the period have been annualized.
*	Commenced operations on February 25, 2011. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
‡	At period end, the Fund was not an active component of the Adviser Managed Strategy.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded the ratios would have been 1.10% and 0.80% for the Tactical Offensive Equity Fund and the Tactical Offensive Fixed Income Fund, respectively.
(3)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.
(4)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	19

Notes to Financial Statements

January 31, 2012 (Unaudited)

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011. On this date, the Tactical Offensive Equity Fund issued 76,701,629 shares and acquired cash and securities at their then current value of $767,016,288 and the Tactical Offensive Fixed Income Fund issued 44,796,905 shares and acquired cash and securities at their then current value of $447,969,048.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with 3 registered funds: Tactical Offensive Equity, Tactical Offensive Fixed Income and Tactical Defensive Fund (each a “Fund,” collectively, the ‘‘Funds”) each of which are diversified Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Tactical Offensive Equity Fund, the Tactical Offensive Fixed Income Fund, the Tactical Defensive Fund and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds.

The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC. When the Financial Adviser determines to reallocate its clients’ assets to one or more of the other Funds that compose the Adviser Managed Strategy, the Financial Adviser will request the redemption of all of the shares for which the Financial Adviser exercises investment discretion. The Financial Adviser’s redemption request will cause a Fund to liquidate substantially all of its assets in order to fulfill the redemption request. Once the shares for which the Financial Adviser exercises investment discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Tactical Offensive Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in exchange traded funds that are designed to track the performance of the broad equity market. When the Tactical Offensive Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal. When the Tactical Defensive Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations. While such investments are consistent with the Tactical Defensive Fund’s investment goal, investments made by the Fund when it is not an active component of the Adviser Managed Strategy may differ in certain respects (e.g., higher credit quality, shorter duration, and/or shorter maturity) than investments made by the Fund when the Fund is an active component of the Adviser Managed Strategy). The Funds could be invested in these types of investments for extended periods of time. At such times, SIMC will actively manage the assets of the Funds and no Sub-Adviser will manage the assets of the Funds. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund when the Fund is not an active component of the Adviser Managed Strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

20	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The Tactical Offensive Equity Fund which holds international securities also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these funds that hold international securities will value the non-U.S. securities within that fund that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended January 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended January 31, 2012, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	21

Notes to Financial Statements (Continued)

January 31, 2012 (Unaudited)

and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — A Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited. There were no outstanding repurchase agreements as of January 31, 2012.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of January 31, 2012.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Offering Costs — The Funds’ offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration agreement, are being amortized over a twelve-month period from inception and can be found on the Statement of Operations.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of January 31, 2012, if applicable.

Futures Contracts — The Tactical Offensive Equity and Tactical Offensive Fixed Income Funds utilized futures contracts during the six-month period ended January 31, 2012. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds

22	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open futures contracts as of January 31, 2012, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Funds had no options contracts as of January 31, 2012.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of January 31, 2012. The Funds had no open option/swaption contracts as of January 31, 2012.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. Swaps may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	23

Notes to Financial Statements (Continued)

January 31, 2012 (Unaudited)

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments for details regarding open swap agreements as of January 31, 2012, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the Tactical Offensive Equity Fund; declared and paid quarterly for the Tactical Offensive Fixed Income Fund; declared daily and paid monthly for the Tactical Defensive Fund, once the Financial Adviser

24	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

allocates its client’s assets to the Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of January 31, 2012, the Tactical Offensive Fixed Income is the seller (“providing protection”) on a total notional amount of $68.9 million of credit default swaps (“CDS”). The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

TACTICAL OFFENSIVE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAPS ON AN INDEX
REFERENCE ASSET	CORPORATE US$	SOVEREIGN US$	ASSET-BACKED SECURITIES US$	CORPORATE US$	TOTAL
Fair value of written credit derivatives	$—	$—	$2,433,625	$—	$2,433,625
Maximum potential amount of future payments	—	—	68,941,800	—	68,941,800
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	—	—	4,349,106	—	4,349,106

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	25

Notes to Financial Statements (Continued)

January 31, 2012 (Unaudited)

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
TACTICAL OFFENSIVE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	0-4 YEARS	> 4 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-200	$—	$—	$—	$10,475,000	$—	$10,475,000
201-300	—	—	10,800,000	8,165,000	—	18,965,000
301-400	—	—	—	4,800,000	—	4,800,000
Greater than 400	—	—	25,284,000	9,417,800	—	34,701,800
Total	$—	$—	$36,084,000	$32,857,800	$—	$68,941,800

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of January 31, 2012 was as follows:

	Asset Derivatives			Liability Derivatives
	Period Ended January 31, 2012 ($ Thousands)			Period Ended January 31, 2012 ($ Thousands)
	Statement of Assets and Liability Locations	Fair Value		Statement of Assets and Liability Locations	Fair Value

Derivatives not accounted for as hedging instruments:

Tactical Offensive Fixed Income Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$1		Unrealized loss on forward foreign currency contracts	$417
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	492	*	Net Assets — Unrealized depreciation on futures contracts	76	*
	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	329	†
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	629	†	Net Assets — Unrealized depreciation on swap contracts	1,368	†

Total Derivatives not accounted for as hedging instruments		$1,122			$2,190

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the six-month period ended January 31, 2012.

Amount of realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands):
Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Tactical Offensive Fixed Income Fund
Foreign exchange contracts	$—	$1,306	$—	$1,306
Interest rate contracts	(9)	—	31	22
Credit contracts	—	—	813	813
Total	$(9)	$1,306	$844	$2,141

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($ Thousands):
Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Tactical Offensive Fixed Income Fund
Foreign exchange contracts	$—	$(401)	$—	$(401)
Interest rate contracts	431	—	(312)	119
Credit contracts	—	—	(339)	(339)
Total	$431	$(401)	$(651)	$(621)

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

26	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

5. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration & Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement dated December 10, 2010 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.20% of the average daily net assets of each Fund. The Administrator has agreed voluntarily to waive all or a portion of its fee in order to limit the operating expenses of the Funds. Any such waiver is voluntary and may be terminated at any time of the Administrator’s sole discretion.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of acquired fund fees expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Tactical Offensive Equity Fund	0.700%	1.10%
Tactical Offensive Fixed Income Fund	0.350	0.80
Tactical Defensive Fund	0.300	0.60

As of January 31, 2012, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Tactical Offensive Equity Fund
AQR Capital Management LLC
Aronson+Johnson+Ortiz, L.P.
Artisan Partners Limited Partnership
Brown Investment Advisory Incorporated
Causeway Capital Management LLC
Lazard Asset Management LLC
PanAgora Asset Management, Inc.
Parametric Portfolio Associates LLC
Thornburg Investment Management, Inc.
Tactical Offensive Fixed Income Fund
Metropolitan West Asset Management LLC
Wellington Management Company LLP
Tactical Defensive Fund
Metropolitan West Asset Management LLC
Wellington Management Company LLP

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a Shareholder

Servicing Plan for the Funds under which a shareholder servicing fee up to 0.25% of average daily net assets will be paid to the distributor.

Other —The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the six-month period ended January 31, 2012.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved and are reviewed annually by the Board.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the six-month period ended January 31, 2012, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ board of trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of the period ended January 31, 2012, the Trust had not participated in the Program.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	27

Notes to Financial Statements (Continued)

January 31, 2012 (Unaudited)

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows ($Thousands):

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund		Tactical Defensive Fund
	08/01/11 to 01/31/12	02/25/11 to 07/31/11*	08/01/11 to 01/31/12	02/25/11 to 07/31/11*	08/01/11 to 01/31/12‡	02/25/11 to 07/31/11†
Shares Issued	38,354	83,638	10,599	52,182	—	10
Shares Issued In Lieu of Dividends and Distributions	—	—	1,659	351	—	—
Shares Redeemed	(77,527)	(6,328)	(9,263)	(2,711)	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(39,173)	77,310	2,995	49,822	—	10
*	Commenced operations on February 25, 2011.
†	Seed financials were audited for the period of January 5, 2011. The Fund commenced operations on February 25, 2011. As of January 31, 2012, the Fund was not an active component of the Adviser Managed Strategy.
‡	As of January 31, 2012, the Fund was not an active component of the Adviser Managed Strategy.

Amounts designated as “—” are zero or have been rounded to zero.

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the six-month period ended January 31, 2012, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
Purchases	$—	$388,797	$388,797
Sales	—	683,583	683,583
Tactical Offensive Fixed Income Fund
Purchases	690,331	80,028	770,359
Sales	753,684	69,380	823,064
Tactical Defensive Fund
Purchases	—	—	—
Sales	—	—	—

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the period ended July 31, 2011 were as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund 2011	$—	$—	$—	$—
Tactical Offensive Fixed Income Fund 2011	3,570	—	—	3,570
Tactical Defensive Fund 2011	—	—	—	—

As of July 31, 2011, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Tactical Offensive Equity Fund	$4,524	$—	$(5,287)	$—	$(14,533)	$—	$(15,296)
Tactical Offensive Fixed Income Fund	5,362	12	—	—	8,621	(1,127)	12,868

Post-October losses represent losses realized on investment transactions from February 25, 2011 through July 31, 2011 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For

Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Short-Term	Long-Term	Total Capital Loss Carryforwards ($ Thousands)
Tactical Offensive Equity Fund	$4,755	$532	$5,287

28	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service.

For Federal income tax purposes, the cost of securities owned at January 31, 2012, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bonds, straddles and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at January 31, 2012, was as follows:

	Federal Tax Cost	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Tactical Offensive Equity Fund	$400,282	$5,811	$(4,566)	$1,245
Tactical Offensive Fixed Income Fund	599,895	16,311	(2,232)	14,079
Tactical Defensive Fund	100	—	—	—

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2012, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The Tactical Offensive Equity Fund concentrates its investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The market value of the Tactical Offensive Fixed Income Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

Please refer to each Fund’s prospectus for a comprehensive discussion of the risks associated with each Fund’s investment objective and strategies.

10. NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of January 31, 2012.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	29

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

• You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Annualize Expense Ratios	Expense Paid During Period*
Tactical Offensive Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,083.40	1.11%	$5.81
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.56	1.11%	$5.63
Tactical Offensive Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,035.50	0.81%	$4.14
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.06	0.81%	$4.12

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Annualize Expense Ratios	Expense Paid During Period*
Tactical Defensive Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.20	0.60%	$3.02
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.12	0.60%	$3.05

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

30	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

Adviser Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requests and receives written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	31

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

At the December 7, 2010 Organizational Meeting of the Board of Trustees and the June 21 – 22, 2011 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Sub-Advisory Agreements and approved the selection of the Sub-Advisers to act in their respective capacities for the Funds. A discussion of the Board’s considerations in approving those Investment Advisory Agreements can be found in the Trust’s annual report. Since the end of the Funds’ fiscal year, the Board has not had occasion to approve or renew any of the Investment Advisory Agreements. In general, the Board’s approval of Sub-Advisory Agreements is based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•	the nature, extent and quality of the services provided to the Funds under the Sub-Advisory Agreements, including the resources of the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Sub-Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•	the profitability of the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; and

•	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Sub-Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board will consider the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluate, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program.

Fund Performance. The Board of Trustees will consider Fund performance in determining whether to renew the Sub-Advisory Agreements. Specifically, the Trustees consider the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees consider the composition of each peer group and selection criteria. In evaluating performance, the Trustees consider both market risk and shareholder risk expectations for the Funds.

Fund Expenses. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees will consider the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also consider information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further consider the fact that the comparative fee analysis either shows that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees consider the effects of the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap.

Profitability. With regard to profitability, the Trustees will consider all compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees consider whether the varied levels of compensation and profitability under the Sub-Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by the Sub-Advisers and their affiliates. When considering the profitability of the Sub-Advisers, the Board will take into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC.

Economies of Scale. The Trustees will consider the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates.

32	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Supplemental Financial

Information

SDIT Prime Obligation Fund:

Annual Report as of January 31, 2012

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolios ecurities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS

Prime Obligation Fund

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 29.7%
American Honda Finance
0.230%, 02/03/12	$2,650	$2,650
0.153%, 04/18/12	14,650	14,645
Australia & New Zealand Banking Group
0.250%, 02/22/12	9,000	8,999
0.240%, 03/23/12	22,910	22,902
0.557%, 06/22/12	27,750	27,689
BHP Billiton Finance USA
0.130%, 04/23/12 to 05/01/12	20,000	19,994
BNZ International Funding
0.431%, 03/30/12	17,000	16,988
0.652%, 05/16/12	14,500	14,473
0.612%, 07/05/12	26,000	25,932
0.592%, 07/12/12	24,000	23,936
0.541%, 07/27/12	16,820	16,775
BP Capital Markets PLC
0.240%, 02/08/12	34,000	33,998
Chariot Funding LLC
0.250%, 02/13/12	8,000	7,999
0.220%, 03/08/12	5,000	4,999
0.321%, 07/05/12	8,000	7,989
Coca-Cola
0.140%, 05/04/12 to 05/15/12	23,000	22,991
0.130%, 05/16/12 to 05/17/12	70,088	70,061
0.160%, 06/04/12	10,000	9,995
Commonwealth Bank of Australia
0.250%, 03/15/12	22,395	22,388
0.602%, 06/06/12	31,000	30,935
0.491%, 07/12/12	15,000	14,967
DNB Bank
0.350%, 02/13/12	2,100	2,100
0.521%, 04/02/12	7,000	6,994
0.491%, 04/10/12	8,000	7,993
0.400%, 04/30/12	8,000	7,992
FCAR Owner Trust
0.340%, 03/01/12	28,000	27,992
0.280%, 03/05/12	9,975	9,972
0.310%, 04/02/12 to 04/03/12	11,000	10,994
0.300%, 04/02/12	38,000	37,981
0.306%, 04/04/12	49,300	49,274
0.552%, 07/02/12	39,000	38,909
General Electric Capital
0.280%, 04/06/12 to 04/11/12	32,000	31,984

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Jupiter Securitization LLC
0.220%, 03/09/12	$11,000	$10,998
0.321%, 07/05/12	8,000	7,989
Liberty Street Funding LLC
0.240%, 03/15/12	15,575	15,571
Market Street Funding LLC
0.220%, 03/07/12	7,100	7,098
MetLife Short Term Funding LLC
0.340%, 03/19/12 to 05/14/12	38,100	38,073
0.310%, 03/20/12	8,000	7,997
0.330%, 03/26/12 to 05/07/12	14,000	13,989
0.380%, 04/02/12	32,000	31,979
0.365%, 04/03/12	26,000	25,984
0.270%, 04/04/12	32,000	31,985
New York Life CAP
0.120%, 03/27/12	3,165	3,164
Old Line Funding LLC
0.210%, 04/23/12	24,295	24,283
0.260%, 05/14/12	45,500	45,466
0.320%, 07/17/12	5,980	5,971
Procter & Gamble
0.150%, 04/04/12	8,000	7,998
Sheffield Receivables
0.330%, 02/02/12	15,345	15,345
State Street
0.200%, 03/07/12	29,000	28,994
Straight-A Funding LLC
0.190%, 04/12/12	13,400	13,395
Toyota Credit Canada
0.200%, 03/12/12	18,000	17,996
Toyota Motor Credit
0.280%, 02/01/12	32,000	32,000
0.180%, 03/23/12	86,400	86,378
Variable Funding Capital LLC
0.180%, 03/12/12	18,500	18,496
0.190%, 04/16/12	13,400	13,395
Westpac Banking
0.240%, 03/19/12	41,145	41,132
0.491%, 07/10/12	42,000	41,909
0.481%, 07/12/12	39,000	38,916

Total Commercial Paper (Cost $1,279,991) ($ Thousands)		1,279,991

CERTIFICATES OF DEPOSIT — 25.2%
Bank of Nova Scotia
0.270%, 03/14/12	42,000	42,000
0.300%, 04/03/12	28,000	28,000
0.420%, 07/09/12	37,000	37,000
Bank of Tokyo-Mitsubishi UFJ NY
0.470%, 03/09/12	39,000	39,000
0.410%, 04/30/12	45,000	45,000
Barclays Bank PLC
0.390%, 03/23/12	48,300	48,300

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	35

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Continued)

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.380%, 03/26/12	$49,000	$49,000
0.360%, 03/26/12	25,000	25,000
Chase Bank USA
0.180%, 04/23/12	52,400	52,400
Credit Suisse NY
0.470%, 02/21/12	15,000	15,000
0.450%, 04/10/12	45,000	45,000
DnB Bank
0.456%, 02/25/12 (A)	3,770	3,771
0.470%, 04/23/12	36,000	36,003
National Australia Bank
0.400%, 07/16/12	17,000	17,000
0.400%, 07/18/12	47,000	47,000
0.380%, 07/18/12	12,300	12,300
Nordea Bank Finland PLC
0.500%, 03/12/12	11,000	11,000
0.480%, 03/22/12	36,020	36,020
0.460%, 04/09/12	2,500	2,500
0.440%, 04/10/12	21,000	21,000
Skandinav Enskilda Bank NY
0.350%, 02/01/12	17,100	17,100
0.470%, 02/28/12	6,000	6,000
0.460%, 03/05/12	40,000	40,000
0.580%, 03/07/12	16,500	16,500
0.840%, 03/09/12	1,500	1,501
0.470%, 03/20/12	55,000	55,001
Sumitomo Mitsui Banking
0.450%, 03/12/12	41,000	41,000
0.460%, 03/23/12	30,000	30,000
0.450%, 04/11/12	22,800	22,800
Svenska HandelsBanken
0.435%, 02/24/12	46,000	46,000
0.480%, 03/05/12	45,000	45,000
0.500%, 03/20/12	46,000	46,000
0.515%, 04/05/12	20,000	20,000
0.450%, 04/23/12	10,000	10,000
Toronto-Dominion Bank
0.380%, 04/30/12	20,000	20,000
Westpac Banking
0.250%, 03/12/12	8,000	8,000
0.500%, 06/27/12	49,000	49,000

Total Certificates of Deposit (Cost $1,086,196) ($ Thousands)		1,086,196

MUNICIPAL BONDS (A) — 2.9%

California — 0.3%
Southern California, Metropolitan Water District, Ser B-4, RB
0.060%, 02/06/12	13,900	13,900

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado — 0.3%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.250%, 02/06/12	$100	$100
0.210%, 02/06/12	900	900
0.150%, 02/06/12	1,825	1,825
0.120%, 02/06/12	3,050	3,050
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.150%, 02/01/12	3,665	3,665
Colorado State, Housing & Finance Authority, Ser B1, RB
0.140%, 02/01/12	3,425	3,425
Colorado State, Housing & Finance Authority, Ser C1, RB
0.200%, 02/01/12	1,000	1,000
Colorado State, Housing & Finance Authority, CL1, RB
0.210%, 02/01/12	400	400

		14,365

Connecticut — 0.2%
Connecticut State, Housing & Finance Authority, Ser D-3, RB
0.100%, 02/02/12	5,550	5,550
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.128%, 02/02/12	4,330	4,330

		9,880

Indiana — 0.0%
City of Rockport, Ser A, RB
0.080%, 02/01/12	1,500	1,500

Iowa — 0.3%
Iowa State, Finance Authority, Ser B, RB
0.130%, 02/02/12	900	900
Iowa State, Finance Authority, Ser C, RB
0.167%, 02/02/12	8,710	8,710
Iowa State, Finance Authority, Ser G, RB
0.170%, 02/02/12	345	345
Iowa State, Finance Authority, Ser M, RB
0.160%, 02/02/12	750	750

		10,705

Kentucky — 0.0%
Kentucky State, Housing Development Authority, Ser J, RB
0.440%, 02/02/12	250	250
Kentucky State, Housing Development Authority, Ser W, RB
0.430%, 02/01/12	1,440	1,440

		1,690

36	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 0.1%
Simmons College, RB
0.170%, 02/02/12	$2,905	$2,905

Minnesota — 0.0%
Minnesota State, Housing Finance Agency, Ser T, RB
0.200%, 02/02/12	195	195

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.110%, 02/01/12	2,945	2,945

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, GO
0.167%, 02/02/12	3,600	3,600

Texas — 1.3%
JPMorgan Chase Putters, Ser 3953, RB
0.080%, 02/01/12	19,000	19,000
Texas State, GO
0.110%, 02/01/12	1,150	1,150
0.170%, 02/07/12	4,210	4,210
0.140%, 02/07/12	3,975	3,975
0.140%, 02/07/12	3,300	3,300
Texas State, Ser A, GO
0.140%, 02/07/12	3,830	3,830
Texas State, Ser A-2, GO
0.138%, 02/01/12	400	400
Texas State, Ser B, GO
0.140%, 02/02/12	5,710	5,710
Texas State, Ser B2, GO
0.108%, 02/01/12	1,000	1,000
Texas State, Ser C, GO
0.110%, 02/01/12	9,290	9,290
Texas State, Ser I, GO
0.108%, 02/01/12	2,395	2,395

		54,260

Wisconsin — 0.2%
Wisconsin State, Health & Educational Facilities Authority, RB
0.060%, 02/01/12	8,300	8,300
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.138%, 02/02/12	990	990
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
1.300%, 02/01/12	1,050	1,050
1.279%, 02/01/12	220	220

		10,560

Total Municipal Bonds (Cost $126,505) ($ Thousands)		126,505

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
FFCB
0.316%, 02/10/12 (A)	$10,000	$9,999
FFCB DN
0.150%, 07/05/12 (B)	7,000	6,995
FHLB
0.130%, 02/24/12	13,500	13,500
FHLMC
0.410%, 02/01/12 (A)	28,310	28,300
FNMA
0.311%, 02/20/12 (A)	8,000	7,998
0.320%, 02/01/12 (A)	7,000	6,999
0.330%, 02/01/12 (A)	11,000	10,996
FNMA, Ser 1
0.400%, 02/01/12 (A)	22,900	22,896

Total U.S. Government Agency Obligations (Cost $107,683) ($ Thousands)		107,683

TIME DEPOSIT — 2.3%
Toronto-Dominion Bank
0.100%, 02/01/12	100,000	100,000

Total Time Deposit (Cost $100,000) ($ Thousands)		100,000

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes
1.375%, 01/15/13	15,500	15,682
4.625%, 07/31/12	23,335	23,853
1.000%, 04/30/12	22,000	22,047

Total U.S. Treasury Obligations (Cost $61,582) ($ Thousands)		61,582

CORPORATE OBLIGATION — 0.0%
Shell International Finance
0.920%, 03/22/12 (A)	1,000	1,002

Total Corporate Obligation (Cost $1,002) ($ Thousands)		1,002

REPURCHASE AGREEMENTS (D) — 36.3%
Barclays Capital 0.190%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $56,675,299 (collateralized by various FCSB/FNMA obligations, ranging in par value $11,808,000-$45,625,000, 1.010%-1.750%, 02/21/13-12/05/14, with total market value $57,809,165)	56,675	56,675

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	37

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Concluded)

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Barclays Capital 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $100,000,556 (collateralized by various FNMA obligations, ranging in par value $13,664,464-$100,920,710, 3.500%-5.000%, 08/01/26-04/01/40, with total market value $102,000,001)	$100,000	$100,000
Barclays Capital 0.180%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $200,001,000 (collateralized by U.S. Treasury Notes, ranging in par value $59,750,000 $122,142,200, 0.125%-1.625%, 01/15/15-01/15/22, with total market value $204,000,115)	200,000	200,000
Goldman Sachs 0.210%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $137,000,799 (collateralized by FNMA obligations, par value $133,233,497, 4.000%, 11/01/41, with total market value $139,740,816)	137,000	137,000
JPMorgan Chase 0.220%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $37,000,226 (collateralized by various FHLMC obligations, ranging in par value $7,450,000-$30,086,231, 1.875%-6.202%, 01/01/23-01/01/38, with total market value $37,740,098)	37,000	37,000
JPMorgan Chase 0.250%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $69,000,479 (collateralized by various corporate obligations*†, ranging in par value $25,000-$9,700,000, 3.631%-8.000%, 10/01/13-09/01/21, with total market value $72,454,604)	69,000	69,000
RBC Capital 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $38,000,211 (collateralized by Rabobank, par value $39,140,218, 0.460%, 04/13/12, with total market value $39,140,218)	38,000	38,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $279,001,550 (collateralized by various FNMA/FMAC obligations, ranging in par value $6,691,943- $50,339,997, 1.976%-4.500%, 06/01/26-10/01/41, with total market value $284,581,582)	$279,000	$279,000
UBS 0.220%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $167,154,021 (collateralized by various FHLB/FNMA obligations, ranging in par value $32,073,000- $72,767,000, 0.000%-2.500%, 02/01/12-05/15/14, with total market value $170,496,828)	167,153	167,153
UBS 0.180%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $168,734,844 (collateralized by U.S. Treasury Notes, ranging in par value 18,336,600-$85,353,400, 2.375%-3.625%, 01/15/25- 04/15/28, with total market value $172,108,786)	168,734	168,734
Wells Fargo 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $65,000,361 (collateralized by various corporate obligations*†, ranging in par value $3,596,132- $9,046,000, 2.100%-7.875%, 01/07/14-04/01/20, with total market value $68,250,380)	65,000	65,000
Wells Fargo 0.220%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $247,001,509 (collateralized by various FNMA/FMAC obligations, ranging in par value $43,738,499- $67,512,185, 3.000%-5.000%, 01/01/27-01/01/42, with total market value $251,941,540)	247,000	247,000

Total Repurchase Agreements (Cost $1,564,562) ($ Thousands)		1,564,562

Total Investments — 100.3% (Cost $4,327,521) ($ Thousands)		$4,327,521

38	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at January 31, 2012, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
JPMorgan Chase	Anadarko Petroleum	5.750%	06/15/14	$1,408
	Anadarko Petroleum	8.700	03/15/19	9,700
	Boston Scientific	5.500	11/15/15	1,500
	Boston Scientific	4.500	01/15/15	6,410
	Boston Scientific	5.450	06/15/14	327
	CC Holdings	7.750	05/01/17	530
	Discover Bank	7.000	04/15/20	99
	El Paso Natural Gas	5.950	04/15/17	3,328
	Entertainment Proper	7.750	07/15/20	400
	QVC Network	7.125	04/15/17	258
	QVC Network	7.500	10/01/19	606
	Qwest Communications	7.500	02/15/14	25
	SLM Corp.	5.000	10/01/13	143
	SLM Corp.	3.631	01/27/14	500
	SLM Corp.	5.375	05/15/14	668
	Southern Natural Gas	4.400	06/15/21	9,690
	Tennessee Gas Pipeline	7.500	04/01/17	5,354
	Tennessee Gas Pipeline	8.000	02/01/16	4,295
	The Williams Co.	7.625	07/15/19	402
	The Williams Co.	7.875	09/01/21	15,086
Wells Fargo	Bottling Group	5.125	01/15/19	6,558
	GE Capital	2.100	01/07/14	9,046
	Health Care Property	5.625	05/01/17	8,772
	Pan pac Retail	5.250	09/01/15	8,500
	Petrohawk Energy	7.875	06/01/15	9,000
	Prologis LP	7.375	10/30/19	7,878
	Scana Corp.	6.250	04/01/20	3,596
	Talisman Energy	5.125	05/15/15	8,500

Percentages are based on Net Assets of $4,315,330 ($ Thousands).

†	Securities are FDIC guaranteed.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by major bank.

(D)	Tri-Party Repurchase Agreement.

Cl — Class

DN — Discount Note

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

NY — New York

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

As of January 31, 2012, all of the Fund’s investments were considered Level 2, in accordance with ASC-820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	39

Statement of Assets and Liabilities ($ Thousands)

For the year ended January 31, 2012

	Prime Obligation Fund
ASSETS:
Investments, at value†	$2,762,959
Repurchase agreements†	1,564,562
Interest receivable	608
Prepaid expenses	135
Total Assets	4,328,264
LIABILITIES:
Payable for investment securities purchased	11,864
Administration fees payable	522
Shareholder servicing fees payable	7
Investment advisory fees payable	134
Income distribution payable	118
Trustees’ fees payable	3
Chief Compliance Officer fees payable	6
Accrued expense payable	280
Total Liabilities	12,934
Net Assets	$4,315,330
† Cost of investments and repurchase agreements	$4,327,521
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$4,315,396
Accumulated net realized loss on investments	(66)
Net Assets	$4,315,330
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00
	(4,107,484,714 ÷ 4,107,545,841 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	$1.00
	(135,977,996 ÷ 135,982,123 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	$1.00
	(42,051,461 ÷ 42,051,985 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class H	$1.00
	(25,646,363 ÷ 25,647,785 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00
	(4,169,961 ÷ 4,169,517 shares	)

The accompanying notes are an integral part of the financial statements.

40	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Statement of Operations ($ Thousands)

For the year ended January 31, 2012

Prime Obligation Fund
Investment Income:
Interest Income	$9,460
Expenses:
Administration Fees	7,707
Shareholder Servicing Fees — Class A Shares	9,579
Shareholder Servicing Fees — Sweep Class Shares	13
Distribution Fees — Sweep Class Shares	26
Administrative and Shareholder Servicing Fees — Class B Shares	419
Administrative and Shareholder Servicing Fees — Class C Shares	257
Administrative and Shareholder Servicing Fees — Class H Shares	109
Investment Advisory Fees	2,839
Trustees’ Fees	60
Chief Compliance Officer Fees	21
Registration Fees	206
Custodian/Wire Agent Fees	442
Pricing Fees	15
Other Expenses	405
Total Expenses	22,098
Less, Waiver/Reimbursement of:
Investment Advisory Fees	(1,419)
Administration Fees	(2,351)
Shareholder Servicing Fees — Class A Shares	(9,579)
Administrative & Shareholder Servicing Fees — Class B Shares	(374)
Administrative & Shareholder Servicing Fees — Class C Shares	(241)
Administrative & Shareholder Servicing Fees — Class H Shares	(102)
Shareholder Servicing & Distribution Fees — Sweep Class Shares	(38)
Net Expenses	7,994
Net Investment Income	1,466
Net Realized and Unrealized Gain (Loss) on/from:
Investments	36
Net Increase in Net Assets Resulting from Operations	$1,502

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	41

Statement of Changes in Net Assets ($ Thousands)

For the years ended January 31,

	Prime Obligation Fund
	2012	2011
Operations:
Net Investment Income	$1,466	$4,070
Net Realized Gain on Investments	36	15
Net Increase in Net Assets Resulting from Operations	1,502	4,085
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(1,444)	(4,037)
Class B	(14)	(20)
Class C	(5)	(9)
Class H	(2)	(3)
Sweep Class	(1)	(1)
Total Dividends and Distributions	(1,466)	(4,070)
Capital Share Transactions (All at $1.00 per share)
Class A:
Proceeds from Shares Issued	23,221,923	20,017,875
Reinvestment of Dividends & Distributions	328	1,261
Cost of Shares Redeemed	(22,258,952)	(20,034,360)
Net Increase (Decrease) from Class A Transactions	963,299	(15,224)
Class B:
Proceeds from Shares Issued	1,022,254	1,022,342
Reinvestment of Dividends & Distributions	6	8
Cost of Shares Redeemed	(1,021,603)	(1,069,482)
Net Increase (Decrease) from Class B Transactions	657	(47,132)
Class C:
Proceeds from Shares Issued	359,071	655,743
Reinvestment of Dividends & Distributions	1	1
Cost of Shares Redeemed	(373,058)	(694,391)
Net Increase (Decrease) from Class C Transactions	(13,986)	(38,647)
Class H:
Proceeds from Shares Issued	43,261	47,551
Reinvestment of Dividends & Distributions	3	3
Cost of Shares Redeemed	(42,023)	(54,905)
Net Increase (Decrease) from Class H Transactions	1,241	(7,351)
Sweep Class:
Proceeds from Shares Issued	41,089	116,698
Reinvestment of Dividends & Distributions	—	1
Cost of Shares Redeemed	(41,630)	(143,835)
Net Increase (Decrease) from Sweep Class Transactions	(541)	(27,136)
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	950,670	(135,490)
Net Increase (Decrease) in Net Assets	950,706	(135,475)
Net Assets:
Beginning of Year	3,364,624	3,500,099
End of Year	$4,315,330	$3,364,624

Amount designated as “—” is zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

42	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Financial Highlights

For the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Losses on Securities	Payment by Affiliate*	Total from Operations*	Dividends from Net Investment Income		Total Dividends		Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Prime Obligation Fund
Class A
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.04%		$4,107,485	0.20%		0.54%	0.04%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.11		3,144,153	0.20		0.54	0.12
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.20	††	3,158,830	0.23	(2)	0.53	0.26
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	2.37		3,796,102	0.22	(2)	0.50	2.42
2008	1.00	0.05	—	—	0.05	(0.05)		(0.05)		1.00	5.21		3,740,714	0.20		0.48	5.10
Class B
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%		$135,978	0.23	%(3)	0.59%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01		135,319	0.31	(3)	0.59	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.07	††	182,593	0.38	(2)(3)	0.58	0.15
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	2.06		346,741	0.51	(2)	0.55	2.17
2008	1.00	0.05	—	—	0.05	(0.05)		(0.05)		1.00	4.90		475,700	0.50		0.53	4.82
Class C
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%		$42,051	0.23	%(3)	0.79%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01		56,037	0.30	(3)	0.79	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.06	††	95,092	0.39	(2)(3)	0.78	0.14
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	1.86		467,782	0.71	(2)	0.75	2.04
2008	1.00	0.05	—	—	0.05	(0.05)		(0.05)		1.00	4.69		641,977	0.70		0.73	4.60
Class H
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%		$25,646	0.23	%(3)	0.72%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01		24,405	0.30	(3)	0.72	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.02	††	31,797	0.43	(2)(3)	0.71	0.09
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	1.93		58,276	0.64	(2)	0.67	2.11
2008	1.00	0.05	—	—	0.05	(0.05)		(0.05)		1.00	4.76		80,958	0.63		0.66	4.65
Sweep Class
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%		$4,170	0.23	%(3)	1.04%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01		4,710	0.30	(3)	1.04	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.06	††	31,787	0.39	(2)(3)	1.03	0.14
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	1.62		57,135	0.95	(2)(3)	1.00	1.54
2008	1.00	0.04	—	—	0.04	(0.04)		(0.04)		1.00	4.43		56,378	0.95		0.98	4.34

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (3.28)%, (3.41)%, (3.42)%, (3.45)% and (3.42)% for Class A, Class B, Class C, Class H and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	43

Notes to Financial Statements

January 31, 2012

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a “Fund,” collectively the “Money Market Funds”), the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Duration Bond (each a “Fund,” collectively the “Fixed Income Funds”). The Money Market Funds, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds seek to preserve principal value and maintain a high degree of liquidity while providing current income. The Ultra Short Duration Bond Fund seeks to provide higher current income than typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2012, there were no fair valued securities in the Funds.

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified

44	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended January 31, 2012, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and nonclass specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Fund for annual fees, based on the average daily net assets of the respective funds, as presented below:

Prime Obligation Fund	0.19%

However, the Administrator and SEI Investments Management Corporation (the “Adviser”) have agreed to waive a portion or their entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds’ daily net assets). The expense waivers are allocated to each share class pro-rata based on the net assets of each share class.

	Prime Obligation Fund
Class A	0.20	%(2)
Class B	0.50	(2)
Class C	0.70	(2)
Class H	0.63	(1)
Sweep Class	0.95	(1)

(1)	Represents a voluntary cap that my be discontinued at any time.
(2)	Represents a contractual cap effective through January 31, 2012, to be changed only by board approval.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of the Fund.

	Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*
Prime Obligation Fund
Class A	.25%	—	—
Class B	.25	.05%	—
Class C	.25	.25	—
Class H	.25	.18	—
Sweep Class	.25	—	.50%

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	45

Notes to Financial Statements (Concluded)

January 31, 2012

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of the Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as “Administrative & Shareholder Servicing Fees” in the Statements of Operations. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the year ended January 31, 2012 ($ Thousands):

	Administrative & Shareholder Servicing Fee Waiver	Administrative Fee Waiver
Prime Obligation Fund
Class A	$—	$178
Class B	374	6
Class C	241	2
Class H	102	1
Sweep Class	38	—

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser, or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversidght of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved annually by the SEI Funds Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the year ended January 31, 2012, the Trust has not participated in The Program.

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

The Adviser serves as the Fund’s investment adviser and “manager of managers” under an investment advisory agreement approved by the shareholders of the Fund. Effective January 1, 2010, for its services, the Adviser receives an annual fee equal to 0.07% of the Fund’s net assets. Prior to January 1, 2010, for its services, the Adviser received an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Fund. The fee was calculated based on the combined assets of the Money Market Funds.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BofA Advisors, LLC (formerly Columbia Management Advisors, LLC) as sub-adviser to the Fund. For its services to the Fund, the sub-adviser is entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Fund. The custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold in the Fund.

5. FEDERAL TAX INFORMATION

It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Prime Obligation Fund	2012	$1,466	$—	$1,466
	2011	4,070	—	4,070

As of January 31, 2012, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Other Temporary Differences ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Earnings/ (Accumulated Losses) ($ Thousands)
Prime Obligation Fund	$160	$—	$(67)	$—	$(159)	$—	$(66)

46	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

At January 31, 2012, the Fund had capital loss carryforwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration
Prime Obligation Fund	$67	1/31/17

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Fund’s intent that it will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2012, the Prime Obligation Fund utilized $35,648 of capital loss carryforwards to offset capital gains.

During the fiscal year ended January 31, 2012, the Fund’s cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

Management has analyzed the Fund’s tax positions taken on the federal tax returns for all open tax years and has concluded that as of January 31, 2012, no provision for income tax is required in the Fund’s financial statements. All uncertain tax positions, except for the accretion of market discount associated with the structured investment vehicles subject to the capital support agreement, meet the more likely than not criteria established in ASC paragraph 740. SEI Investment Company (“SEI”), which is the parent company of the Adviser, has agreed to indemnify the Fund if the Internal Revenue Service (“IRS”) were to disagree with a position taken on the tax return for the fiscal year ended January 31, 2010. Accordingly, no provision for taxes is required. The Fund’s federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. INVESTMENT RISKS

In the normal course of business, the Fund may enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

Investments in structured securities (such as those issued by Structured Investment Vehicles, or “SIVs”) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

8. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control of Repurchase Agreements”. ASU 2011-03 is an amendment to Topic 860 “Transfers and Servicing”. These amendments simplify the accounting for repurchase agreements by eliminating the requirement that the transferor demonstrate it has adequate collateral to fund substantially all the cost of purchasing replacement assets. As a result, more arrangements could be accounted for as secured borrowings rather than sales. The guidance applies to public and nonpublic companies and is effective for interim and annual reporting periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not allowed. At this time, management is evaluating the implications of ASU 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

9. SUBSEQUENT EVENTS

The Trust, on behalf of the Fund, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	47

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

SEI Daily Income Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Daily Income Trust, comprising the Money Market Fund, Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund, Treasury II Fund, Short-Duration Government Fund, Intermediate-Duration Government Fund, GNMA Fund, and Ultra Short Duration Bond Fund (collectively the “Funds”), as of January 31, 2012, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Daily Income Trust as of January 31, 2012, and the results of their operations for the year then ended, the changes in their net assets for the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

March 28, 2012

48	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of January 31, 2012.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 69 yrs. old	Trustee	since 1996	Retired since January 2012. Self- Employed Consultant, Newfound Consultants Inc. since April 1997- December 2011.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	49

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	90	Director, Sunoco, Inc.; Director, Excelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 54 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	90	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	90	Trustee/Director of Ariel Mutual Funds, and SEI Strucured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	Since 2007	Private Investor since 1994.	90	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 68 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	90	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 50 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997- 2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2099 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Fund Services (March 2005 to June 2006)	N/A	N/A

50	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Russell Emery One Freedom Valley Drive Oaks, PA 19456 49 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolio, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 43 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 36 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 48 yrs. old	Vice President	since 2004	Director of Portfolio Implementation for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 31 yrs. old	Privacy Officer and Anti-Money Laundering Compliance Officer	since 2009	Compliance Officer of SEI Investments Company since June 2003.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	51

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Prime Obligation Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.19%	$0.96
Class B	1,000.00	1,000.10	0.20	1.01
Class C	1,000.00	1,000.10	0.20	1.01
Class H	1,000.00	1,000.10	0.20	1.01
Sweep Class	1,000.00	1,000.10	0.20	1.01
Hypothetical 5% Return
Class A	$1,000.00	$1,024.25	0.19%	$0.97
Class B	1,000.00	1,024.20	0.20	1.02
Class C	1,000.00	1,024.20	0.20	1.02
Class H	1,000.00	1,024.20	0.20	1.02
Sweep Class	1,000.00	1,024.20	0.20	1.02

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

52	Adviser Managed Trust / Semi-Annual Report / January 31, 2012

Notice to Shareholders (Unaudited)

For shareholders that do not have a January 31, 2012, taxable year end, this notice is for information purposes only. For shareholders with a January 31, 2012, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended January 31, 2012, the Fund is designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Total Distributions (Tax Basis)	U.S. Government Interest (1)		Interest Related Dividends (2)	Short-Term Capital Gains Dividends (3)
Prime Obligation Fund	0.00%	100.00%	100.00%	1.59	%*	99.86%	0.00%

Items (A), (B), (C) are based on the percentage of the Fund’s total distribution.

(1)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the “*” funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(2)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(3)	The percentage in this column represents the amount of “Short-Term Capital Gains Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Please consult your tax adviser for proper treatment of this information.

Adviser Managed Trust / Semi-Annual Report / January 31, 2012	53

ADVISER MANAGED TRUST SEMI-ANNUAL REPORT JANUARY 31, 2012

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

AMT (1/12)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 9, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: April 9, 2012